As filed with the Securities and Exchange Commission on or about
November 14, 2007                         Registration No. 33-50390 and 811-7076
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  -------------

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. ___

                         Post-Effective Amendment No. 31                     [X]

                                     and/or

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 32                             [X]

                           WILSHIRE MUTUAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                          1299 OCEAN AVENUE, SUITE 700
                         SANTA MONICA, CALIFORNIA 90401
          (Address of Principal Executive Offices, including Zip Code)

       Registrant's Telephone Number, Including Area Code: (310) 451-3051

   (Name and Address of Agent for Service)                         COPY TO:

           LAWRENCE E. DAVANZO                                 CATHY G. O'KELLY
  C/O WILSHIRE ASSOCIATES INCORPORATED             VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
      1299 OCEAN AVENUE, SUITE 700                         222 NORTH LASALLE STREET
     SANTA MONICA, CALIFORNIA 90401                        CHICAGO, ILLINOIS 60601

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b); or [X} on November 16, 2007 pursuant to paragraph (b); or [ ] 60 days after filing pursuant to paragraph (a)(1); or
[ ] on (date) pursuant to paragraph (a)(1); or
[ ] 75 days after filing pursuant to paragraph (a)(2); or
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               EXPLANATORY COMMENT

This Post-Effective Amendment No. 31 to the Registration Statement of Wilshire Mutual Funds, Inc. (the "Company") incorporates by reference Parts A, B and C contained in Post-Effective Amendment No. 29 to the Registration Statement of the Company filed with the Securities and Exchange Commission on August 28, 2007.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Wilshire Mutual Funds, Inc., certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 31 to be signed on its behalf by the undersigned, thereto duly authorized in the City of Los Angeles, and State of California on the 14th day of November 2007.

                        WILSHIRE MUTUAL FUNDS, INC.
                        BY:  /s/  Lawrence E. Davanzo
                             ------------------------
                             Lawrence E. Davanzo
                             PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                                 TITLE                                        DATE
----------                                 -----                                        ----
/s/ Lawrence E. Davanzo                    Director and President                       November 14, 2007
-----------------------                    (principal executive officer)
Lawrence E. Davanzo

/s/ DeWitt F. Bowman*
--------------------
DeWitt F. Bowman                           Director                                     November 14, 2007

/s/ Roger A. Formisano*
----------------------
Roger A. Formisano                         Director                                     November 14, 2007

/s/ Richard A. Holt*
-------------------
Richard A. Holt                            Director                                     November 14, 2007

/s/ Harriet A. Russell*
----------------------
Harriett A. Russell                        Director                                     November 14, 2007

/s/ George J. Zock*
------------------
George J. Zock                             Director, Chairman of the Board              November 14, 2007

/s/ Danny Kang                             Treasurer
--------------                             (Principal financial officer)                November 14, 2007
Danny Kang

*BY:  /s/ Lawrence E. Davanzo
      -----------------------
As Attorney-in-Fact and Agent pursuant                                                  November 14, 2007
to Power of Attorney previously filed
with the Registrant's Post-Effective
Amendment No. 27.
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